Supplier Concentration (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier Concentration [Abstract]
Purchases made from DMI	65.00%	69.00%	72.00%